Contingencies and Off-Balance Sheet Commitments (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Liability recorded for public liability and property damage matters	$ 470	$ 488	$ 553
Net proceeds from repayment or recovery, percent	15.00%	15.00%